Segmented and geographic information, and major customers (Major Customers) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major Customer One [Member]
Disclosure of major customers [line items]
Percentage of revenue	78.00%	60.00%
Major Customer Two [Member]
Disclosure of major customers [line items]
Percentage of revenue	22.00%	40.00%